CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		$ (34,779)		$ 2,407	$ (142,491)
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD		(316)		240	(180)
Fair value adjustment on hedging instruments		(6,748)		9,181	(2,675)
Fair value adjustment on hedging instruments transferred to income statement		(307)		(2,262)	1,665
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset		(48)		120	(60)
Other comprehensive income/(loss) after tax	[1]	(7,419)	[2]	7,279	(1,250)
Total comprehensive income/(loss) for the year		$ (42,198)		$ 9,686	$ (143,741)

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".